Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Statement of Compliance
a.	Statement of compliance
The consolidated financial statements have been prepared in accordance with IFRSs as issued by the IASB.
Basis of Preparation
b.	Basis of preparation

As disclosed in Note 1, the share exchange between the Company and ASE was an organization restructure under common control that the Company was essentially the continuation of ASE. The related assets and liabilities in the Company’s consolidated financial statements, before the date of incorporation, were recognized based on the carrying amounts of those in ASE’s consolidated financial statements. The consolidated financial statements of the Company for prior periods are prepared under the assumption that the Company owned 100% shareholdings of ASE at the very beginning.

The consolidated financial statements have been prepared on the historical cost basis except for financial instruments which are measured at fair value and net defined benefit liabilities which are measured at the present value of the defined benefit obligation less the fair value of plan assets.

The fair value measurements, which are grouped into Levels 1 to 3 based on the degree to which the fair value measurement inputs are observable and based on the significance of the inputs to the fair value measurement in its entirety, are described as follows:

1)	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities;

2)	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for an asset or a liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

3)	Level 3 inputs are unobservable inputs for an asset or a liability.

Classification of Current and Non-current Assets and Liabilities
c.	Classification of current and non-current assets and liabilities

Current assets include cash and cash equivalents and those assets held primarily for trading purposes or expected to be realized within twelve months after the balance sheet date, unless the asset is to be used for an exchange or to settle a liability, or otherwise remains restricted, at more than twelve months after the balance sheet date. Current liabilities are obligations incurred for trading purposes or to be settled within twelve months after the balance sheet date (even if an agreement to refinance, or to reschedule payments, on a long-term basis is completed after the balance sheet date and before the consolidated financial statements are authorized for issue) and liabilities that do not have an unconditional right to defer settlement for at least 12 months after the balance sheet date (terms of a liability that could, at the option of the counterparty, result in its settlement by the issue of equity instruments do not affect its classification). Assets and liabilities that are not classified as current are classified as non-current.

The Group engages in the construction business which has an operating cycle of over one year. The normal operating cycle applies when considering the classification of the Group’s construction-related assets and liabilities.

Basis of Consolidation
d.	Basis of consolidation

1)	Principles for preparing consolidated financial statements

The Company became the ultimate parent company of the Group after completing the share exchange with ASE on April 30, 2018. In addition, the Company obtained control over SPIL on April 30, 2018 and, therefore, included SPIL’s subsidiaries in the Group’s consolidated financial statements from the same date.

The consolidated financial statements incorporate the financial statements of the Company and the entities controlled by the Company (i.e. its subsidiaries, including structured entities).

Income and expenses of subsidiaries acquired or disposed of during the period are included in the consolidated statement of profit or loss and other comprehensive income from the effective dates of acquisitions up to the effective dates of disposals, as appropriate.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by the Company.

All intra-group transactions, balances, income and expenses are eliminated in full upon consolidation. Total comprehensive income of subsidiaries is attributed to the owners of the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

Changes in the Group’s ownership interests in subsidiaries that do not result in the Group losing control over the subsidiaries are accounted for as equity transactions. The carrying amounts of the interests of the Group and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to the owners of the Company.

When the Group loses control of a subsidiary, a gain or loss is recognized in profit or loss and is calculated as the difference between (i) the aggregate of the fair value of the consideration received and any investment retained in the former subsidiary at its fair value at the date when control is lost and (ii) the assets (including any goodwill) and liabilities and any non-controlling interests of the former subsidiary at their carrying amounts at the date when control is lost. The Group accounts for all amounts recognized in other comprehensive income in relation to that subsidiary on the same basis as would be required had the Group directly disposed of the related assets or liabilities.

2)	Subsidiaries included in consolidated financial statements were as follows:

		Establishment and	Percentage of Ownership (%) December 31
Name of Investee	Main Businesses	Operating Location	2017	2018

ASE	Engaged in the packaging and testing of semiconductors	Kaohsiung, R.O.C.	100.0	100.0
A.S.E. Holding Limited	Holding company	Bermuda	100.0	100.0
J & R Holding Limited (“J&R Holding”)	Holding company	Bermuda	100.0	100.0
Innosource Limited	Holding company	British Virgin Islands	100.0	100.0
Omniquest Industrial Limited	Holding company	British Virgin Islands	100.0	100.0
ASE Marketing & Service Japan Co., Ltd.	Engaged in marketing and sales services	Japan	100.0	100.0
ASE Test, Inc.	Engaged in the testing of semiconductors	Kaohsiung, R.O.C.	100.0	100.0
Luchu Development Corporation	Engaged in the development of real estate properties	Taipei, R.O.C.	86.1	86.1
TLJ Intertech Inc. (“TLJ”)	Engaged in information software services	Taipei, R.O.C.	60.0	60.0
MingFung Information Service Corp., Ltd.	Engaged in information software services, and was established in May 2018.	Taipei, R.O.C.	-	100.0
Alto Enterprises Limited	Holding company	British Virgin Islands	100.0	100.0
Super Zone Holdings Limited	Holding company	Hong Kong	100.0	100.0
ASE (Kun Shan) Inc.	Engaged in the packaging and testing of semiconductors	Kun Shan, China	100.0	100.0
ASE Investment (Kun Shan) Limited	Holding company	Kun Shan, China	100.0	100.0
Advanced Semiconductor Engineering (China) Ltd.	Will engage in the packaging and testing of semiconductors	Shanghai, China	100.0	100.0
ASE Investment (Labuan) Inc.	Holding company	Malaysia	100.0	100.0
ASE Test Limited (“ASE Test”)	Holding company	Singapore	100.0	100.0
ASE (Korea) Inc. (“ASE Korea”)	Engaged in the packaging and testing of semiconductors	Korea	100.0	100.0
J&R Industrial Inc.	Engaged in leasing equipment and investing activity	Kaohsiung, R.O.C.	100.0	100.0
ASE Japan Co., Ltd. (“ASE Japan”)	Engaged in the packaging and testing of semiconductors	Japan	100.0	100.0
ASE (U.S.) Inc.	After-sales service and sales support	U.S.A.	100.0	100.0
Global Advanced Packaging Technology Limited	Holding company	British Cayman Islands	100.0	100.0
ASE WeiHai Inc.	Engaged in the packaging and testing of semiconductors	Shandong, China	100.0	100.0

		Establishment and	Percentage of Ownership (%) December 31
Name of Investee	Main Businesses	Operating Location	2017	2018

Suzhou ASEN Semiconductors Co., Ltd. (“ASEN”)	Engaged in the packaging and testing of semiconductors	Suzhou, China	60.0	70.0
Anstock Limited	Engaged in financing activity	British Cayman Islands	100.0	100.0
Anstock II Limited	Engaged in financing activity	British Cayman Islands	100.0	100.0
ASE (Shanghai) Inc.	Engaged in the production of substrates	Shanghai, China	100.0	100.0
ASE Corporation	Holding company	British Cayman Islands	100.0	100.0
ASE Mauritius Inc.	Holding company	Mauritius	100.0	100.0
ASE Labuan Inc.	Holding company	Malaysia	100.0	100.0
Shanghai Ding Hui Real Estate Development Co., Ltd.	Engaged in the development, construction and sale of real estate properties	Shanghai, China	100.0	100.0
Shanghai Ding Qi Property Management Co., Ltd.	Engaged in the management of real estate properties	Shanghai, China	100.0	100.0
Advanced Semiconductor Engineering (HK) Limited	Engaged in the trading of substrates	Hong Kong	100.0	100.0
Shanghai Ding Wei Real Estate Development Co., Ltd.	Engaged in the development, construction and leasing of real estate properties	Shanghai, China	100.0	100.0
Shanghai Ding Yu Real Estate Development Co., Ltd.	Engaged in the development, construction and leasing of real estate properties	Shanghai, China	100.0	100.0
Shanghai Ding Fan Department Store Co., Ltd.	Engaged in department store business	Shanghai, China	100.0	100.0
Kun Shan Ding Hong Real Estate Development Co., Ltd.	Engaged in the development, construction and leasing of real estate properties	Kun Shan, China	100.0	100.0
Shanghai Ding Xu Property Management Co., Ltd.	Engaged in the management of real estate properties	Shanghai, China	100.0	100.0
ASE Electronics Inc.	Engaged in the production of substrates	Kaohsiung, R.O.C.	100.0	100.0
ASE Test Holdings, Ltd.	Holding company	British Cayman Islands	100.0	100.0
ASE Holdings (Singapore) Pte. Ltd.	Holding company	Singapore	100.0	100.0
ASE Singapore Pte. Ltd.	Engaged in the packaging and testing of semiconductors	Singapore	100.0	100.0
ISE Labs, Inc.	Engaged in the testing of semiconductors	U.S.A.	100.0	100.0
ASE Electronics (M) Sdn. Bhd.	Engaged in the packaging and testing of semiconductors	Malaysia	100.0	100.0
ASE Assembly & Test (Shanghai) Limited	Engaged in the packaging and testing of semiconductors	Shanghai, China	100.0	100.0

		Establishment and	Percentage of Ownership (%) December 31
Name of Investee	Main Businesses	Operating Location	2017	2018

ASE Trading (Shanghai) Ltd.	Liquidated in December 2018	Shanghai, China	100.0	-
ISE Labs, China, Ltd.	Engaged in the testing of semiconductors, and was established in October 2018	Shanghai, China	-	100.0
Wuxi Tongzhi Microelectronics Co., Ltd.	Engaged in the packaging and testing of semiconductors	Wuxi, China	100.0	100.0
USI Global	Engaged in investing activities, and was established in November 2018 and then dissolved in January 2019	Nantou, R.O.C.	-	100.0
USIINC	Engaged in investing activity	Nantou, R.O.C.	99.2	100.0
Huntington Holdings International Co., Ltd.	Holding company	British Virgin Islands	99.2	100.0
Unitech Holdings International Co., Ltd. (“UHI”)	Holding company	British Virgin Islands	99.2	100.0
Real Tech Holdings Limited	Holding company	British Virgin Islands	99.2	100.0
Universal ABIT Holding Co., Ltd.	In the process of liquidation	British Cayman Islands	99.2	100.0
Rising Capital Investment Limited	Holding company	British Virgin Islands	99.2	100.0
Rise Accord Limited	Holding company	British Virgin Islands	99.2	100.0
Universal Scientific Industrial (Kunshan) Co., Ltd.	Engaged in the manufacturing and sale of computer assistance system and related peripherals	Kun Shan, China	99.2	100.0
USI Enterprise Limited (“USIE”)	Engaged in the services of investment advisory and warehousing management	Hong Kong	96.9	95.4
Universal Scientific Industrial (Shanghai) Co., Ltd. (“USISH”)	Engaged in the designing, manufacturing and sale of electronic components	Shanghai, China	75.8	74.6
Universal Global Technology Co., Limited	Holding company	Hong Kong	75.8	74.6
Universal Global Technology (Kunshan) Co., Ltd.	Engaged in the designing and manufacturing of electronic components	Kun Shan, China	75.8	74.6
Universal Global Technology (Shanghai) Co., Ltd.	Engaged in the processing and sales of computer and communication peripherals as well as business in import and export of goods and technology	Shanghai, China	75.8	74.6
Universal Global Electronics (Shanghai) Co., Ltd.	Engaged in the sale of electronic components and telecommunications equipment	Shanghai, China	75.8	74.6

		Establishment and	Percentage of Ownership (%) December 31
Name of Investee	Main Businesses	Operating Location	2017	2018

USI America Inc.	Engaged in the manufacturing and processing of motherboards and wireless network communication and provision of related technical service	U.S.A.	75.8	74.6
Universal Global Industrial Co., Limited	Engaged in manufacturing, trading and investing activity	Hong Kong	75.8	74.6
Universal Global Scientific Industrial Co., Ltd. (“UGTW”)	Engaged in the manufacturing of components of telecomm and cars and provision of related R&D services	Nantou, R.O.C.	75.8	74.6
Universal Scientific Industrial De Mexico S.A. De C.V.	Engaged in the assembling of motherboards and computer components	Mexico	75.8	74.6
USI Japan Co., Ltd.	Engaged in the manufacturing and sale of computer peripherals, integrated chip and other related accessories	Japan	75.8	74.6
USI Electronics (Shenzhen) Co., Ltd.	Engaged in the design, manufacturing and sale of motherboards and computer peripherals	Shenzhen, China	75.8	74.6
Universal Global Electronics Co., Ltd.	Engaged in accepting and outsourcing orders as well as sales of electronic components and service of technical advisory, and was established in February 2018	Hong Kong	-	74.6
Universal Scientific Industrial Co., Ltd. (“USI”)	Engaged in the manufacturing, processing and sale of computers, computer peripherals and related accessories	Nantou, R.O.C.	75.5	74.4
SPIL	Engaged in the assembly, testing and turnkey services of integrated circuits	Taichung, R.O.C.	-	100.0
SPIL (B.V.I.) Holding Limited	Engaged in investing activities	British Virgin Islands	-	100.0
Siliconware Investment Co., Ltd.	Engaged in investing activities	Taipei, R.O.C.	-	100.0
Siliconware USA, Inc.	Engaged in marketing activities	U.S.A.	-	100.0

		Establishment and	Percentage of Ownership (%) December 31
Name of Investee	Main Businesses	Operating Location	2017	2018
SPIL (Cayman) Holding Limited	Engaged in investing activities	British Cayman Islands	-	100.0
Siliconware Technology (Suzhou) Limited	Engaged in the packaging and testing of semiconductors	Suzhou, China	-	70.0
Siliconware Electronics (Fujian) Co., Limited	Engaged in the packaging and testing of semiconductors	Fujian, China	-	100.0

Business Combinations
e.	Business combinations

Acquisitions of businesses are accounted for using the acquisition method. Acquisition-related costs are generally recognized in profit or loss as they are incurred.

Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed. If, after re-assessment, the net of the acquisition-date amounts of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held interest in the acquiree (if any), the excess is recognized immediately in profit or loss as a bargain purchase gain.

When a business combination is achieved in stages, the Group’s previously held equity interest in the acquiree is remeasured to its acquisition-date fair value and the resulting gain or loss, if any, is recognized in profit or loss or other comprehensive income. Amounts arising from interests in the acquiree prior to the acquisition date that have previously been recognized in other comprehensive income are recognized on the same basis as would be required if that interest were directly disposed of by the Group.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Group reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted retrospectively during the measurement period, or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized at that date.

Business combination involving entities under common control is not accounted for by acquisition method but accounted for at the carrying amounts of the entities.

Foreign Currencies
f.	Foreign currencies

In preparing the financial statements of each individual group entity, transactions in currencies other than the entity’s functional currency (i.e. foreign currencies) are recognized at the rates of exchange prevailing at the dates of the transactions.

At each balance sheet date, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Exchange differences on monetary items arising from settlement or translation are recognized in profit or loss in the period in which they arise except for exchange differences on transactions entered into in order to hedge certain foreign currency risks.

Non-monetary items measured at fair value that are denominated in foreign currencies are retranslated at the rates prevailing at the date when the fair value was determined. Exchange differences arising from the retranslation of non-monetary items are included in profit or loss for the period except for exchange differences arising from the retranslation of non-monetary items in respect of which gains and losses are recognized directly in other comprehensive income, in which cases, the exchange differences are also recognized directly in other comprehensive income.

Non-monetary items that are measured at historical cost in a foreign currency are translated using the exchange rate at the date of the transaction, and are not retranslated.

For the purposes of presenting the consolidated financial statements, the assets and liabilities of the Group’s foreign operations (including subsidiaries, associates and joint ventures in other countries that use currencies which are different from the currency of the Company) are translated into the New Taiwan dollars using exchange rates prevailing at each balance sheet date. Income and expense items are translated at the average exchange rates for the period. The resulting currency translation differences are recognized in other comprehensive income and accumulated in equity attributed to the owners of the Company and non-controlling interests as appropriate.

On the disposal of the Group’s entire interest in a foreign operation, or a disposal involving the loss of control over a subsidiary that includes a foreign operation, or a partial disposal of an interest in a joint arrangement or an associate that includes a foreign operation of which the retained interest becomes a financial asset, all of the exchange differences accumulated in equity in respect of that operation attributable to the owners of the Company are reclassified to profit or loss.

In relation to a partial disposal of a subsidiary that does not result in the Group losing control over the subsidiary, the proportionate share of accumulated exchange differences is re-attributed to the non-controlling interests of the subsidiary and is not recognized in profit or loss. For all other partial disposals, the proportionate share of the accumulated exchange differences recognized in other comprehensive income is reclassified to profit or loss.

Inventories and Inventories Related to Real Estate Business
g.	Inventories and inventories related to real estate business

Inventories, including raw materials (materials received from customers for processing, mainly semiconductor wafers, are excluded from inventories as title and risk of loss remain with the customers), supplies, work in process, finished goods, and materials and supplies in transit are stated at the lower of cost or net realizable value. Inventory write-downs are made by item, except for those that may be appropriate to group items of similar or related inventories. Net realizable value is the estimated selling prices of inventories less all estimated costs of completion and estimated costs necessary to make the sale. Raw materials and supplies are recorded at moving average cost while work in process and finished goods are recorded at standard cost.

Inventories related to real estate business include land and buildings held for sale, land held for construction and construction in progress. Land held for development is recorded as land held for construction upon obtaining the title of ownership. Prior to the completion, the borrowing costs directly attributable to construction in progress are capitalized as part of the cost of the asset. Construction in progress is transferred to land and buildings held for sale upon completion. Land and buildings held for sale, construction in progress and land held for construction are stated at the lower of cost or net realizable value and related write-downs are made by item. The amounts received in advance for real estate properties are first recorded as advance receipts and then recognized as revenue when the construction is completed and the title and significant risk of the real estate properties are transferred to customers. Cost of sales of land and buildings held for sale are recognized based on the ratio of property sold to the total property developed.

Investments in associates and joint ventures
h.	Investments in associates and joint ventures

An associate is an entity over which the Group has significant influence and that is neither a subsidiary nor an interest in a joint venture. Joint venture is a joint arrangement whereby the Group and other parties that have joint control of the arrangement have rights to the net assets of the arrangement.

Under the equity method, investments in an associate and a joint venture are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the profit or loss and other comprehensive income of the associate and joint venture. The Group also recognizes the changes in the Group’s share of equity of associates and joint venture.

Any excess of the cost of acquisition over the Group’s share of the net fair value of the identifiable assets and liabilities of an associate or a joint venture at the date of acquisition is recognized as goodwill, which is included within the carrying amount of the investment and is not amortized. Any excess of the Group’s share of the net fair value of the identifiable assets and liabilities over the cost of acquisition after reassessment is recognized immediately in profit or loss.

When the Group subscribes for additional new shares of an associate and joint venture at a percentage different from its existing ownership percentage, the resulting carrying amount of the investment differs from the amount of the Group’s proportionate interest in the associate and joint venture. The Group records such a difference as an adjustment to investments with the corresponding amount charged or credited to capital surplus - changes in capital surplus from investments in associates and joint ventures accounted for using the equity method. If the Group’s ownership interest is reduced due to its additional subscription of the new shares of the associate and joint venture, the proportionate amount of the gains or losses previously recognized in other comprehensive income in relation to that associate and joint venture is reclassified to profit or loss on the same basis as would be required had the investee directly disposed of the related assets or liabilities. When the adjustment should be debited to capital surplus, but the capital surplus recognized from investments accounted for using the equity method is insufficient, the shortage is debited to retained earnings.

When the Group’s share of losses of an associate and a joint venture equals or exceeds its interest in that associate and joint venture (which includes any carrying amount of the investment accounted for using the equity method and long-term interests that, in substance, form part of the Group’s net investment in the associate and joint venture), the Group discontinues recognizing its share of further losses. Additional losses and liabilities are recognized only to the extent that the Group has incurred legal obligations or constructive obligations, or made payments on behalf of that associate and joint venture.

The entire carrying amount of an investment (including goodwill) is tested for impairment as a single asset by comparing its recoverable amount with its carrying amount. Any impairment loss recognized is not allocated to any asset, including goodwill, that forms part of the carrying amount of the investment. Any reversal of that impairment loss is recognized to the extent that the recoverable amount of the investment subsequently increases.

The Group discontinues the use of the equity method from the date on which its investment ceases to be an associate and a joint venture. Any retained investment is measured at fair value at that date, and the fair value is regarded as the investment’s fair value on initial recognition as a financial asset. The difference between the previous carrying amount of the associate and the joint venture attributable to the retained interest and its fair value is included in the determination of the gain or loss on disposal of the associate and the joint venture. The Group accounts for all amounts previously recognized in other comprehensive income in relation to that associate and joint venture on the same basis as would be required had that associate directly disposed of the related assets or liabilities. If an investment in an associate becomes an investment in a joint venture or an investment in a joint venture becomes an investment in an associate, the Group continues to apply the equity method and does not remeasure the retained interest.

When a group entity transacts with its associate and joint venture, profits and losses resulting from the transactions with the associate and joint venture are recognized in the Group’ consolidated financial statements only to the extent that interests in the associate and the joint venture are not related to the Group.

Property, Plant and Equipment
i.	Property, plant and equipment

Except for land which is stated at cost, property, plant and equipment (including assets held under finance leases) are stated at cost less accumulated depreciation and accumulated impairment.

Properties in the course of construction are carried at cost, less any recognized impairment loss. Cost includes professional fees and borrowing costs eligible for capitalization. Such assets are depreciated and classified to the appropriate categories of property, plant and equipment when completed and ready for their intended use.

Freehold land is not depreciated.

Depreciation of property, plant and equipment is recognized using the straight-line method. Each significant part is depreciated separately. If the lease term is shorter than the assets’ useful lives, such assets are depreciated over the lease term. The estimated useful lives, residual values and depreciation method are reviewed at each balance sheet date, with the effect of any changes in estimate accounted for on a prospective basis.

On derecognition of an item of property, plant and equipment, the difference between the sales proceeds and the carrying amount of the asset is recognized in profit or loss.

Investment Properties
j.	Investment properties

Investment properties are properties held to earn rentals and/or for capital appreciation (including property under construction for such purposes). Investment properties also include land held for a currently undetermined future use.

Investment properties are measured initially at cost, including transaction costs. Subsequent to initial recognition, investment properties are measured at cost less accumulated depreciation and accumulated impairment loss. Depreciation is recognized using the straight-line method.

Investment properties under construction are stated at cost less accumulated depreciation and accumulated impairment loss. Cost includes professional fees and borrowing costs eligible for capitalization. Depreciation of these assets commences when the assets are ready for their intended use.

For a transfer from property, plant and equipment to investment properties, the property’s deemed cost for subsequent accounting is its carrying amount at the end of owner-occupation.

For a transfer from inventories to investment properties, the property’s deemed cost for subsequent accounting is its carrying amount at inception of an operating lease.

On derecognition of an investment property, the difference between the net disposal proceeds and the carrying amount of the asset is included in profit or loss.

Goodwill

k.	Goodwill

Goodwill arising from an acquisition of a business is carried at cost as established at the date of acquisition of the business less accumulated impairment loss.

For the purposes of impairment testing, goodwill is allocated to each of the Group’s cash-generating units or groups of cash-generating units (referred to as “cash-generating units”) that is expected to benefit from the synergies of the combination.

A cash-generating unit to which goodwill has been allocated is tested for impairment annually, or more frequently when there is an indication that the unit may be impaired, by comparing its carrying amount, including the attributed goodwill, with its recoverable amount. However, if the goodwill allocated to a cash-generating unit was acquired in a business combination during the current annual period, that unit shall be tested for impairment before the end of the current annual period. If the recoverable amount of the cash-generating unit is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then pro rata to the other assets of the unit based on the carrying amount of each asset in the unit. Any impairment loss is recognized directly in profit or loss. An impairment loss recognized for goodwill is not reversed in subsequent periods.

Other Intangible Assets
l.	Other intangible assets

Other intangible assets with finite useful lives acquired separately are initially measured at cost and subsequently measured at cost less accumulated amortization and accumulated impairment loss. Other intangible assets are amortized using the straight-line method over their estimated useful lives. The estimated useful lives, residual values, and amortization methods are reviewed at each balance sheet date, with the effect of any changes in estimate being accounted for on a prospective basis.

Other intangible assets acquired in a business combination and recognized separately from goodwill are initially recognized at their fair value at the acquisition date which is regarded as their cost. Subsequent to initial recognition, they are measured on the same basis as intangible assets that are acquired separately.

On derecognition of an intangible asset, the difference between the net disposal proceeds and the carrying amount of the asset are recognized in profit or loss.

Impairment of Tangible and Intangible Assets Other than Goodwill
m.	Impairment of tangible and intangible assets other than goodwill

At each balance sheet date, the Group reviews the carrying amounts of its tangible and intangible assets, excluding goodwill, to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss. When it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs. Corporate assets are allocated to the individual cash-generating units on a reasonable and consistent basis of allocation. The recoverable amount is the higher of fair value less costs to sell and value in use. If the recoverable amount of an asset or cash-generating unit is estimated to be less than its carrying amount, the carrying amount of the asset or cash-generating unit is reduced to its recoverable amount, with the resulting impairment loss recognized in profit or loss.

When an impairment loss is subsequently reversed, the carrying amount of the asset or cash-generating unit is increased to the revised estimate of its recoverable amount, but only to the extent of the carrying amount that would have been determined had no impairment loss been recognized for the asset or cash-generating unit in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

Financial Instruments

n.	Financial instruments

Financial assets and financial liabilities are recognized when a group entity becomes a party to the contractual provisions of the instruments.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at FVTPL) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

1)	Financial assets

All regular way purchases or sales of financial assets are recognized and derecognized on a settlement date basis.

a)	Measurement category

2018

Financial assets held by the Group are classified into the following categories: financial assets at FVTPL, financial assets at amortized cost, and investments in debt instruments and equity instruments at FVTOCI.

i.	Financial asset at FVTPL

Financial asset is classified as at FVTPL when the financial asset is mandatorily classified or it is designated as at FVTPL. The Group’s financial assets mandatorily classified as at FVTPL include investments in equity instruments which are not designated as at FVTOCI and debt instruments that do not meet the amortized cost criteria or the FVTOCI criteria.

A financial asset may be designated as at FVTPL upon initial recognition if such designation eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise.

Financial assets at FVTPL are subsequently measured at fair value, with any gains or losses arising on remeasurement recognized in profit or loss. The net gain or loss recognized in profit or loss incorporates any dividend or interest earned on the financial asset.

Fair value is determined in the manner described in Note 36.

ii.	Financial assets at amortized cost

Financial assets that meet the following conditions are subsequently measured at amortized cost:

i) The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and

ii) The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Subsequent to initial recognition, financial assets at amortized cost, including cash and cash equivalents, trade receivables at amortized cost, other receivables and other financial assets, are measured at amortized cost, which equals to gross carrying amount determined using the effective interest method less any impairment loss. Exchange differences are recognized in profit or loss.

Interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset, except for:

i)     Purchased or originated credit-impaired financial assets, for which interest income is calculated by applying the credit-adjusted effective interest rate to the amortized cost of the financial asset; and

ii)    Financial assets that are not credit-impaired on purchase or origination but have subsequently become credit-impaired, for which interest income is calculated by applying the effective interest rate to the amortized cost of such financial assets in subsequent reporting periods.

Cash equivalents include time deposits with original maturities within 3 months from the date of acquisition, which are highly liquid, readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value. These cash equivalents are held for the purpose of meeting short-term cash commitments.

iii.	Investments in debt instruments at FVTOCI

For the Group’s debt instruments that meet the following conditions are subsequently measured at FVTOCI:

i)	the debt instrument is held within a business model whose objective is achieved by both the collecting of contractual cash flows and the selling of the financial assets; and

ii)	the contractual terms of the debt instrument give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Investments in debt instruments at FVTOCI are subsequently measured at fair value. Changes in the carrying amounts of these debt instruments relating to changes in foreign currency exchange rates, interest income calculated using the effective interest method and impairment losses or reversals are recognized in profit or loss. Other changes in the carrying amount of these debt instruments are recognized in other comprehensive income and will be reclassified to profit or loss when the investment is disposed of.

iv.	Investments in equity instruments at FVTOCI

On initial recognition, the Group make an irrevocable election to designate investments in equity instruments as at FVTOCI. Designation at FVTOCI is not permitted if the equity investment is held for trading or if it is contingent consideration recognized by an acquirer in a business combination.

Investments in equity instruments at FVTOCI are subsequently measured at fair value with gains and losses arising from changes in fair value recognized in other comprehensive income and accumulated in other equity. The cumulative gain or loss will not be reclassified to profit or loss on disposal of the equity investments, instead, they will be transferred to retained earnings.

Dividends on these investments in equity instruments are recognized in profit or loss when the Group’s right to receive the dividends is established, unless the dividends clearly represent a recovery of part of the cost of the investment.

Prior to 2018

The classification of financial assets held by ASE and its subsidiaries includes financial assets at FVTPL, available-for-sale financial assets, and loans and receivables.

i.	Financial assets at FVTPL

Financial assets are classified as at FVTPL when the financial assets are either held for trading or they are designated as at FVTPL.

A financial asset other than a financial asset held for trading may be designated as at FVTPL upon initial recognition if:

i)	Such designation eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise; or

ii)	The financial asset forms part of a group of financial assets or financial liabilities or both, which is managed and has performance evaluated on a fair value basis in accordance with ASE and its subsidiaries’ documented risk management or investment strategy, and information about the grouping is provided internally on that basis; or

iii)	The contract contains one or more embedded derivatives so that the entire hybrid (combined) contract can be designated as at FVTPL.

Financial assets at FVTPL are stated at fair value with any gains or losses arising on remeasurement recognized in profit or loss. The net gain or loss recognized in profit or loss incorporates any dividend or interest earned on the financial asset.

Fair value is determined in the manner described in Note 36.

ii.	Available-for-sale financial assets

Available-for-sale financial assets are non-derivatives that are either designated as available-for-sale or are not classified as (1) loans and receivables, (2) held-to-maturity investments or (3) financial assets at fair value through profit or loss.

Available-for-sale financial assets are stated at fair value at each balance sheet date. Changes in the carrying amount of available-for-sale monetary financial assets relating to changes in foreign currency rates, interest income calculated using the effective interest method and dividends on available-for-sale equity investments are recognized in profit or loss. Other changes in the carrying amount of available-for-sale financial assets are recognized in other comprehensive income and accumulated under the heading of unrealized gain (loss) on available-for-sale financial assets. When the investment is disposed of or is determined to be impaired, the cumulative gain or loss previously accumulated in the unrealized gain (loss) on available-for-sale financial assets is reclassified to profit or loss.

Dividends on available-for-sale equity instruments are recognized in profit or loss when ASE and its subsidiaries’s right to receive the dividends is established.

iii.	Loans and receivables

Loans and receivables including cash and cash equivalents, trade receivables, other receivables and other financial assets are measured at amortized cost using the effective interest method, less any impairment. Interest income is recognized by applying the effective interest rate, except for short-term receivables when the effect of discounting is immaterial.

Cash equivalents are short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of change in value.

b)	Impairment of financial assets and contract assets

2018

At each balance sheet date, the Group recognizes a loss allowance for expected credit losses on financial assets at amortized cost (including trade receivables), investments in debt instruments that are measured at FVTOCI as well as contract assets.

The Group always recognizes lifetime Expected Credit Loss (“ECL”) for trade receivables and contract assets. For all other financial instruments, the Group recognizes lifetime ECL when there has been a significant increase in credit risk since initial recognition. If, on the other hand, the credit risk on the financial instrument has not increased significantly since initial recognition, the Group measures the loss allowance for that financial instrument at an amount equal to 12-month ECL.

Expected credit losses reflect the weighted average of credit losses with the respective risks of a default occurring as the weights. Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of a financial instrument. In contrast, 12-month ECL represents the portion of lifetime ECL that is expected to result from default events on a financial instrument that are possible within 12 months after the reporting date.

The Group recognizes an impairment gain or loss in profit or loss for all financial instruments with a corresponding adjustment to their carrying amount through a loss allowance account, except for investments in debt instruments that are measured at FVTOCI, for which the loss allowance is recognized in other comprehensive income and does not reduce the carrying amount of the financial asset.

Prior to 2018

Financial assets, other than those at FVTPL, are assessed for indicators of impairment at each balance sheet date. Financial assets are considered to be impaired when there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial assets, the estimated future cash flows of the investments have been affected.

For financial assets carried at amortized cost, such as trade receivables and other receivables, assets that are assessed not to be impaired individually are, further, assessed for impairment on a collective basis. ASE and its subsidiaries assess the collectability of receivables based on their past experience of collecting payments and observable changes that correlate with default on receivables.

For financial assets carried at amortized cost, the amount of the impairment loss recognized is the difference between the assets’ carrying amounts and the present value of estimated future cash flows, discounted at the financial assets’ original effective interest rates. If, in a subsequent period, the amount of the impairment loss decreases and the decreases can be objectively related to an event occurring after the impairment loss recognized, the previously recognized impairment loss is reversed either directly or by adjusting an allowance account through profit or loss. The reversal shall not result in carrying amounts of financial assets that exceed what the amortized cost would have been at the date the impairment is reversed.

For any available-for-sale equity investments, a significant or prolonged decline in the fair value of the security below its cost is considered to be objective evidence of impairment. When an available-for-sale financial asset is considered to be impaired, cumulative gains or losses previously recognized in other comprehensive income are reclassified to profit or loss in the period.

In respect of available-for-sale equity securities, impairment loss previously recognized in profit or loss is not reversed through profit or loss. Any increase in fair value subsequent to impairment is recognized in other comprehensive income. In respect of available-for-sale debt securities, impairment loss is subsequently reversed through profit or loss if an increase in the fair value of the investment can be objectively related to an event occurring after the recognition of the impairment loss.

The carrying amount of the financial asset is reduced by the impairment loss directly for all financial assets with the exception of trade and other receivables where the carrying amount is reduced through the use of an allowance account. When trade and other receivables are considered uncollectible, they are written off against the allowance account. Subsequent recoveries of amounts previously written off are credited against the allowance account. Changes in the carrying amount of the allowance account are recognized in profit or loss except for uncollectible trade receivables and other receivables that are written off against the allowance account.

c)	Derecognition of financial assets

The Group derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity.

Before 2018, on derecognition of a financial asset in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable and the cumulative gain or loss which had been recognized in other comprehensive income is recognized in profit or loss. Starting from 2018, on derecognition of a financial asset at amortized cost in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss. On derecognition of an investment in a debt instrument at FVTOCI, the difference between the asset’s carrying amount and the sum of the consideration received and receivable and the cumulative gain or loss which had been recognized in other comprehensive income is recognized in profit or loss. However, on derecognition of an investment in an equity instrument at FVTOCI, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss, and the cumulative gain or loss which had been recognized in other comprehensive income is transferred directly to retained earnings, without recycling through profit or loss.

2)	Equity instruments

Debt and equity instruments issued by a group entity are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

Equity instruments issued by a group entity are recognized at the proceeds received, net of direct issue costs.

Repurchase of the Company’s own equity instruments is recognized in and deducted directly from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company’s own equity instruments.

3)	Financial liabilities

Financial liabilities are measured either at amortized cost using the effective interest method or at FVTPL. Financial liabilities measured at FVTPL are held for trading.

Financial liabilities held for trading are stated at fair value, with any gain or loss arising on remeasurement recognized in profit or loss. The net gain or loss recognized in profit or loss incorporates any interest or dividend paid on the financial liability. Fair value is determined in the manner described in Note 36.

The Group derecognizes financial liabilities only when the Group’s obligations are discharged, cancelled or expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable, including any non-cash assets transferred or liabilities assumed, is recognized in profit or loss.

4)	Derivative financial instruments

The Group enters into a variety of derivative financial instruments to manage its exposure to interest rate and foreign exchange rate risks, including forward exchange contracts, swap contracts, interest rate swap contracts and foreign currency option contracts.

Derivatives are initially recognized at fair value at the date on which the derivative contracts are entered into and are subsequently remeasured to their fair value at the end of each reporting period. The resulting gain or loss is recognized in profit or loss immediately unless the derivative is designated and effective as a hedging instrument; in which event, the timing of the recognition in profit or loss depends on the nature of the hedging relationship. When the fair value of a derivative financial instrument is positive, the derivative is recognized as a financial asset; when the fair value of a derivative financial instrument is negative, the derivative is recognized as a financial liability.

Before 2018, derivatives embedded in non-derivative host contracts were treated as separate derivatives when they met the definition of a derivative; their risks and characteristics were not closely related to those of the host contracts; and the contracts were not measured at FVTPL. Starting from 2018, derivatives embedded in hybrid contracts that contain financial asset hosts that is within the scope of IFRS 9 are not separated; instead, the classification is determined in accordance with the entire hybrid contract. Derivatives embedded in non-derivative host contracts that are not financial assets that is within the scope of IFRS 9 (e.g. financial liabilities) are treated as separate derivatives when they meet the definition of a derivative, their risks and characteristics are not closely related to those of the host contracts and the host contracts are not measured at FVTPL.

5)	Convertible bonds

a)	Convertible bonds contain conversion option classified as an equity

The component parts of compound instruments (convertible bonds) issued by the Group are classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

On initial recognition, the fair value of the liability component is estimated using the prevailing market interest rate for similar non-convertible instruments. This amount is recorded as a liability on an amortized cost basis using the effective interest method until extinguished upon conversion or the instrument’s maturity date. Any embedded derivative liability is measured at fair value.

The conversion option classified as equity is determined by deducting the amount of the liability component from the fair value of the compound instrument as a whole. This is recognized and included in equity, net of income tax effects, and is not subsequently remeasured. In addition, the conversion option classified as equity will remain in equity until the conversion option is exercised, in which case, the balance recognized in equity will be transferred to capital surplus - share premium. When the conversion option remains unexercised at maturity, the balance recognized in equity will be transferred to capital surplus - share premium.

Transaction costs that relate to the issuance of the convertible bonds are allocated to the liability and equity components in proportion to the allocation of the gross proceeds. Transaction costs relating to the equity component are recognized directly in equity. Transaction costs relating to the liability component are included in the carrying amount of the liability component.

b)	Convertible bonds contain conversion option classified as a liability

The conversion options component of the convertible bonds issued by the Group that will be settled other than by the exchange of a fixed amount of cash or other financial asset for a fixed number of the Group’s own equity instruments is classified as derivative financial liabilities.

On initial recognition, the derivative financial liabilities component of the convertible bonds is recognized at fair value, and the initial carrying amount of the component of non-derivative financial liabilities is determined by deducting the amount of derivative financial liabilities from the fair value of the hybrid instrument as a whole. In subsequent periods, the non-derivative financial liabilities component of the convertible bonds is measured at amortized cost using the effective interest method. The derivative financial liabilities component is measured at fair value and the changes in fair value are recognized in profit or loss.

Transaction costs that relate to the issue of the convertible bonds are allocated to the derivative financial liabilities component and the non-derivative financial liabilities component in proportion to their relative fair values. Transaction costs relating to the derivative financial liabilities component are recognized immediately in profit or loss. Transaction costs relating to the non-derivative financial liabilities component are included in the carrying amount of the liability component.

Hedge Accounting
o.	Hedge Accounting

The Group designates certain hedging instruments, which include derivatives, embedded derivatives and non-derivatives in respect of foreign currency risk, as either fair value hedges or cash flow hedges.

1)	Fair value hedges

Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recognized in profit or loss immediately, together with any changes in the fair value of the hedged asset or liability that are attributable to the hedged risk. The change in the fair value of the hedging instrument and the change in the hedged item attributable to the hedged risk are recognized in profit or loss in the line item relating to the hedged item.

Before 2018, hedge accounting was discontinued prospectively when ASE and its subsidiaries revoked the designated hedging relationship; when the hedging instrument expired or was sold, terminated, or exercised; or when the hedging instrument no longer met the criteria for hedge accounting. From 2018, the Group discontinues hedge accounting only when the hedging relationship cease to meet the qualifying criteria; for instance, when the hedging instrument expires or is sold, terminated, or exercised.

2)	Cash flow hedges

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income. The gain or loss relating to the ineffective portion are recognized immediately in profit or loss.

The associated gains or losses that were recognized in other comprehensive income are reclassified from equity to profit or loss as a reclassification adjustment in the line item relating to the hedged item in the same period when the hedged item affects profit or loss. If a hedge of a forecasted transaction subsequently results in the recognition of a non-financial asset or a non-financial liability, the associated gains and losses that were recognized in other comprehensive income are removed from equity and included in the initial cost of the non-financial asset or non-financial liability.

Before 2018, hedge accounting was discontinued prospectively when ASE and its subsidiaries revoked the designated hedging relationship; when the hedging instrument expired or was sold, terminated, or exercised; or when the hedging instrument no longer met the criteria for hedge accounting. From 2018, the Group discontinues hedge accounting only when the hedging relationship cease to meet the qualifying criteria; for instance, when the hedging instrument expires or is sold, terminated, or exercised. The cumulative gain or loss on the hedging instrument that has been previously recognized in other comprehensive income from the period when the hedge was effective remains separately in equity until the forecast transaction occurs. When a forecast transaction is no longer expected to occur, the gain or loss accumulated in equity is recognized immediately in profit or loss.

Revenue Recognition
p.	Revenue recognition

2018

The Group identifies the contracts with customers, allocates transaction prices to performance obligations and, when performance obligations are satisfied, recognizes revenues at fixed amounts as agreed in the contracts with taking estimated volume discounts into consideration.

For contracts where the period between the date on which the Group transfers a promised good or service to a customer and the date on which the customer pays for that good or service is one year or less, the Group does not adjust the promised amount of consideration for the effects of a significant financing component.

Operating revenues

The Group’s operating revenues include revenues from sale of goods and services as well as sale and leasing of real estate properties.

When customers control goods as they are manufactured in progress, the Group measures progress on the basis of input incurred relative to the total input and recognizes revenues and contract assets over time. Those contract assets are then reclassified to trade receivables at the point at which they are invoiced to customers.

The Group recognizes revenues and trade receivables when the goods are shipped or the goods are delivered to the customers’ specific locations because it is the time when customers have full discretion over the manner of distribution and price to sell the goods, has the primary responsibility for sales to future customers, and bears the risks of obsolescence.

The revenues from sale of real estate properties are recognized when customers purchase real estate properties and complete the transfer procedures. The revenues from leasing real estate properties are recognized during leasing periods on the straight-line basis.

Prior to 2018

Revenue is measured at the fair value of the consideration received or receivable take into account of estimated customer returns, rebates and other similar allowances.

1)	Revenue from sale of goods and real estate properties

Revenue from the sale of goods and real estate properties is recognized when all the following conditions are satisfied:

a)	ASE and its subsidiaries has transferred to the buyer the significant risks and rewards of ownership of the goods;

b)	ASE and its subsidiaries retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold;

c)	The amount of revenue can be measured reliably;

d)	It is probable that the economic benefits associated with the transaction will flow to ASE and its subsidiaries; and

e)	The costs incurred or to be incurred in respect of the transaction can be measured reliably.

2)	Revenue from rendering of services

Service income is recognized when services are rendered.

3)	Revenue from dividend and interest income

Dividend income from investments and interest income from financial assets are recognized when they are probable that the economic benefits will flow to ASE and its subsidiaries and the amount of income can be reliably measured. Interest income is accrued on a time basis, by reference to the principal outstanding and at the effective interest rate applicable.

Leasing
q.	Leasing

Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

The Group as lessor

Rental income from operating leases is recognized on a straight-line basis over the term of the relevant lease.

The Group as lessee

Assets held under finance leases are initially recognized as assets of the Group at their fair value at the inception of the lease or, if lower, at the present value of the minimum lease payments. The corresponding liability to the lessor is included in the consolidated balance sheets as a finance lease obligation.

Operating lease payments are recognized as expenses on a straight-line basis over the lease term.

Borrowing Costs
r.	Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale.

Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.

Other than stated above, all other borrowing costs are recognized in profit or loss in the period in which they are incurred.

Government grants
s.	Government grants

Government grants are not recognized until there is reasonable assurance that the Group will comply with the conditions attaching to them and that the grants will be received.

Government grants are recognized in profit or loss on a systematic basis over the periods in which the Group recognizes as expenses the related costs for which the grants are intended to compensate. Specifically, government grants whose primary condition is that the Group should purchase, construct or otherwise acquire non-current assets are recognized as deferred revenue in the consolidated financial statements and transferred to profit or loss on a systematic and rational basis over the useful lives of the related assets.

Government grants that are receivable as compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Group with no future related costs are recognized in profit or loss in the period in which they become receivable.

Employee Benefits
t.	Employee benefits

a)	Short-term employee benefits

Liabilities recognized in respect of short-term employee benefits are measured at the undiscounted amount of the benefits expected to be paid in exchange for the related services.

b)	Retirement benefits

Payments to defined contribution retirement benefit plans are recognized as expenses when employees have rendered services entitling them to the contributions.

Defined benefit costs (including service cost, net interest and remeasurement) under the defined benefit retirement benefit plans are determined using the projected unit credit method. Service cost (including current service cost and past service cost) and net interest on the net defined benefit liability (asset) are recognized as employee benefits expense in the period they occur. Remeasurement, comprising actuarial gains and losses and the return on plan assets (excluding interest), is recognized in other comprehensive income in the period in which they occur. Remeasurement recognized in other comprehensive income is reflected immediately in retained earnings and will not be reclassified to profit or loss.

Net defined benefit liability (asset) represents the actual deficit (surplus) in the Group’s defined benefit plan. Any surplus resulting from this calculation is limited to the present value of any refunds from the plans or reductions in future contributions to the plans.

Employee share options
u.	Employee share options

The fair value at the grant date of the employee share options is expensed on a straight-line basis over the vesting period, based on the Group’s best estimate of the number of options that are expected to ultimately vest, with a corresponding increase in capital surplus - employee share options and non-controlling interests. It is recognized as an expense in full at the grant date if vesting immediately. The grant date of issued ordinary shares for cash which are reserved for employees is the date on which the number of shares that the employees purchase is confirmed.

At each balance sheet date, the Group reviews its estimate of the number of employee share options expected to vest. The impact of the revision of the original estimates is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the capital surplus - employee share options and non-controlling interests.

The grant by the Company of its equity instruments to the employees of a subsidiary under options is treated as a capital contribution. The fair value of employee services received under the arrangement is measured by reference to the grant-date fair value and is recognized over the vesting period as an addition to the investment in the subsidiary, with a corresponding credit to capital surplus - employee share options.

Taxation
v.	Taxation

Income tax expense represents the sum of the tax currently payable and deferred tax.

1)	Current tax

According to the Income Tax Law of the R.O.C., an additional tax of unappropriated earnings is provided for as income tax in the year the shareholders approve to retain earnings.

Adjustments of prior years’ tax liabilities are added to or deducted from the current year’s tax provision.

2)	Deferred tax

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. If a temporary difference arises from the initial recognition (other than in a business combination) of assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit, the resulting deferred tax asset or liability is not recognized. In addition, a deferred tax liability is not recognized on taxable temporary differences arising from the initial recognition of goodwill.

Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences, unused loss carryforwards and unused tax credits for purchases of machinery and equipment to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized.

Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries and associates, except where the Group is able to control the reversal of the temporary differences and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary difference associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at each balance sheet date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the assets to be recovered. A previously unrecognized deferred tax asset is also reviewed at each balance sheet date and recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Deferred tax liabilities and assets are measured at the tax rates that are expected to apply in the period in which the liabilities are settled or assets are realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the balance sheet date. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the balance sheet date, to recover or settle the carrying amount of its assets and liabilities.

3)	Current and deferred tax for the year

Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity, respectively.

Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

U.S. Dollar Amounts
w.	U.S. Dollar Amounts

A translation of the consolidated financial statements into U.S. dollars is included solely for the convenience of the readers, and has been translated from New Taiwan dollar (NT$) at the exchange rate as set forth in the statistical release by the U.S. Federal Reserve Board of the United States, which was NT$30.61 to US$1.00 as of December 31, 2018. The translation should not be construed as a representation that the NT$ amounts have been, could have been, or could in the future be, converted into U.S. dollars at this or any other rate of exchange.